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ESG Diversified Growth Portfolio
ESG Diversified Growth Portfolio

SUPPLEMENT DATED SEPTEMBER 22, 2023

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2023

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2023, for Class D, Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

ESG Diversified Growth Portfolio – The Annual Fund Operating Expenses subsection is deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ESG Diversified Growth Portfolio		Class I	Class P
Management Fee	[1]	0.20%	0.20%
Service Fee	[1]	0.20%	none
Other Expenses	[1]	0.46%	0.39%
Acquired Fund Fees and Expenses	[1],[2]	0.29%	0.29%
Total Annual Fund Operating Expenses	[1]	1.15%	0.88%
Less Expense Reimbursement	[1],[3]	(0.36%)	(0.29%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[1]	0.79%	0.59%
[1]	Expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[3]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2024. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Under the Examples subsection, the table is deleted and replaced with the following:
Expense Example - ESG Diversified Growth Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	81	330	598	1,365
Class P	60	252	459	1,058

In the Principal Investment Strategies section, the second paragraph of subsection (2) ESG Underlying Fund Oversight is deleted and replaced with the following:

Investments of the ESG Underlying Funds that invest primarily in equity instruments include large- and mid-capitalization companies; and domestic and foreign stocks (which may be U.S. dollar or foreign currency denominated), including emerging markets stocks.

In the Principal Investment Strategies section, the bullets under the twelfth paragraph of subsection (2) ESG Underlying Fund Oversight are deleted and replaced with the following:

Descriptions of ESG Underlying Funds. The current ESG Underlying Funds are managed by:

●	Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC);
●	BlackRock Advisors, LLC;
●	Calvert Research and Management;
●	Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC); and
●	Pacific Investment Management Company LLC.

In the Principal Investment Strategies section, the following is added as the last sentence in the seventh to last paragraph.

Certain Calvert Funds also may invest in trust preferred securities, taxable municipal obligations and loans.

In the Principal Investment Strategies section, the fifth to last and fourth to last paragraphs are deleted in their entirety, and the second to last paragraph is deleted and replaced with the following:

Aristotle Investment Services, LLC, Aristotle Pacific Capital, LLC BlackRock, Calvert, Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and PIMCO are not affiliated with the Trust, the Fund or the Fund’s investment adviser. The Fund may invest in any or all of the ESG Underlying Funds managed by these investment advisers and will not necessarily be invested in every ESG Underlying Fund at any particular time. Accordingly, although described in this section, not all ESG Underlying Funds are principal investments of the Fund at any given time.